Capital Management and Risk Policies - Summary of Breakdown of Minimum Capital Requirement (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Credit Risk	$ 1,635,140,661	$ 1,431,086,626
Market Risk	35,935,254	71,490,398
Operational Risk	231,436,449	479,696,205
Minimum Capital Requirement	1,902,512,364	1,982,273,229
Integration	5,840,451,663	5,240,285,104
Excess	$ 3,937,939,299	$ 3,258,011,875